OTHER RECEIVABLES AND OTHER PAYABLES - Other receivables (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2016
Other Receivables
Right of recovery receivable	R 160.5		R 176.8	R 112.4
Rates and taxes receivable	105.6		106.2	82.4
Anglo American Platinum financial assets	469.7	R 469.7		469.7
Other	53.1		66.6	1.4
Other receivables	319.2		349.6	665.9
Reconciliation of the non-current and current portion of the other receivables
Other receivables	319.2		349.6	665.9
Current portion of other receivables	(35.2)		(35.2)	(310.6)
Other non-current receivables	284.0		R 314.4	R 355.3
Anglo American Platinum financial asset movement
Balance at the beginning of the year	469.7
Interest income	42.2	6.8
Fair value loss	(467.5)
Payments received	R (44.4)
Financial asset on acquisition of subsidiary		462.9
Balance at end of the year		R 469.7